UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                    ----------------------------

                            TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                           ---------------------

                       Date of fiscal year end: MARCH 31
                                               ---------------------------------

                   Date of reporting period: DECEMBER 31, 2005
                                            ------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCKS--77.5%
              BELGIUM--2.1%
   1,646,311  KBC Groupe SA ..................................... $  152,731,086
                                                                  --------------
              CANADA--1.3%
      10,000  Melcor Developments Ltd. ..........................        997,304
   1,873,000  National Bank of Canada, Toronto ..................     96,716,483
                                                                  --------------
                                                                      97,713,787
                                                                  --------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ...............................      2,075,342
                                                                  --------------
              DENMARK--0.5%
     950,000  Danske Bank A/S ...................................     33,352,047
                                                                  --------------
              FINLAND--3.9%
   2,435,000  Cargotec Corporation, B Share + ...................     84,126,955
   1,000,000  Huhtamaki Oyj .....................................     16,407,559
   4,870,000  Kone Oyj, Class B + ...............................    192,610,229
                                                                  --------------
                                                                     293,144,743
                                                                  --------------
              FRANCE--6.0%
     433,783  BNP Paribas SA ....................................     34,972,597
   2,390,980  CNP Assurances ....................................    187,830,885
      37,278  Compagnie Lebon SA ................................      4,353,160
   1,200,000  Nexans SA .........................................     56,802,472
       1,000  NSC Groupe ........................................         85,046
   1,825,000  Sanofi-Aventis ....................................    159,298,403
                                                                  --------------
                                                                     443,342,563
                                                                  --------------
              GERMANY--6.1%
     108,082  Boewe Systec AG ...................................      6,459,830
     768,493  Fraport AG ........................................     40,700,814
      42,354  KSB AG ............................................      7,565,248
     274,021  Linde AG ..........................................     21,258,299
     875,766  Merck KGaA ........................................     72,259,114
   1,560,342  Springer (Axel) Verlag AG .........................    198,314,245
   1,992,000  Volkswagen AG .....................................    104,818,609
                                                                  --------------
                                                                     451,376,159
                                                                  --------------
              HONG KONG--2.3%
  13,924,322  Jardine Strategic Holdings Ltd. ...................    148,990,245
  42,847,281  SCMP Group Ltd. ...................................     15,887,682
   3,917,952  Swire Pacific Ltd., Class B .......................      6,821,695
                                                                  --------------
                                                                     171,699,622
                                                                  --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       1

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCKS
              IRELAND--0.3%
   6,623,979  Independent News & Media PLC ...................... $   19,845,840
   1,111,317  Unidare PLC .......................................      3,906,349
                                                                  --------------
                                                                      23,752,189
                                                                  --------------
              ITALY--1.5%
     296,725  Banco Popolare di Verona e Novara Scrl ............      5,981,540
   1,150,500  Maffei SPA ........................................      2,673,435
   8,023,556  Mondadori (Arnoldo) Editore SPA ...................     74,341,259
   2,598,000  Natuzzi SPA, Sponsored ADR ........................     18,186,000
   1,005,000  Sol SPA ...........................................      4,904,795
     805,250  Vincenzo Zucchi SPA ...............................      2,531,307
                                                                  --------------
                                                                     108,618,336
                                                                  --------------
              JAPAN--5.5%
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ....     12,478,861
     552,900  Chofu Seisakusho Company Ltd. .....................     12,249,712
       1,001  Coca-Cola Central Japan Company Ltd. ..............      8,523,299
     455,000  Daiwa Industries Ltd. .............................      3,253,580
   5,251,000  Fujitec Company Ltd. ..............................     30,830,662
     631,100  Fukuda Denshi Company Ltd. ........................     22,884,928
      22,100  Hurxley Corporation ...............................        372,421
     319,000  Inaba Seisakusho Company Ltd. .....................      5,986,486
     321,000  Katsuragawa Electric Company Ltd. .................      2,347,056
   1,461,000  Kawasumi Laboratories Inc. ........................      9,469,330
      69,100  Mandom Corporation ................................      1,633,390
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............     13,134,373
     297,000  Meito Sangyo Company Ltd. .........................      4,858,993
      36,240  Milbon Company Ltd. ...............................      1,163,684
     307,100  Mirai Industry Company Ltd. .......................      3,564,577
      61,000  Nankai Plywood Company Ltd. .......................        514,234
      40,000  Nippon Antenna Company Ltd. .......................        376,175
   1,203,000  Nippon Cable System Inc. ..........................     18,753,876
     162,780  Nippon Kanzai Company Ltd. ........................      4,675,288
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ...............     17,112,903
     746,000  Nissha Printing Company Ltd. ......................     21,615,860
     721,500  Nitto FC Company Ltd. .............................      4,890,282
     640,400  Riken Vitamin Company Ltd. ........................     15,381,971
     451,000  Sangetsu Company Ltd. .............................     12,036,347
   1,483,200  Sanyo Shinpan Finance Company Ltd. ................    106,310,870
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ...........      9,762,848
     289,300  Shingakukai Company Ltd. ..........................      2,090,764
     331,500  Shinki Company Ltd. ...............................      3,336,626
     204,000  SK Kaken Company Ltd. .............................      6,567,822
     612,000  Sonton Food Industry Company Ltd. .................      6,382,886
     484,070  Takefuji Corporation ..............................     32,850,976
     269,000  TENMA Corporation .................................      5,127,934
   1,073,000  Torishima Pump Manufacturing Company Ltd. .........      8,100,000
                                                                  --------------
                                                                     408,639,014
                                                                  --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       2

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCKS
              MEXICO--1.9%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ........... $   51,895,690
  14,623,380  Embotelladoras Arca SA ............................     35,741,717
  30,132,400  Grupo Continental SA ..............................     49,995,710
                                                                  --------------
                                                                     137,633,117
                                                                  --------------
              NETHERLANDS--13.6%
   8,737,365  ABN AMRO Holding NV ...............................    227,663,300
   1,980,990  Akzo Nobel NV .....................................     91,480,996
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .......        493,140
   5,477,810  Heineken Holding NV ...............................    160,370,903
   2,890,000  Heineken NV .......................................     91,290,429
   4,810,555  Holdingmaatschappij De Telegraaf NV ...............    103,555,909
     813,000  IMTECH NV .........................................     26,371,818
   1,409,414  Koninklijke Grolsch NV ............................     36,325,103
     566,000  Randstad Holding NV ...............................     24,495,199
   1,685,000  Stork NV ..........................................     71,730,461
     706,587  Twentsche Kabel Holding NV ........................     31,004,549
   1,161,000  Unilever NV, CVA ..................................     79,223,206
   4,498,159  Wegener NV ........................................     53,058,093
     712,500  Wolters Kluwer NV, CVA ............................     14,354,550
                                                                  --------------
                                                                   1,011,417,656
                                                                  --------------
              NORWAY--0.9%
   2,302,000  Schibsted ASA .....................................     68,333,321
                                                                  --------------
              SINGAPORE--2.8%
   6,708,510  Fraser & Neave Ltd. ...............................     74,637,620
   5,946,003  Jardine Cycle & Carriage Ltd. .....................     39,692,466
   4,281,122  MCL Land Ltd. .....................................      4,428,392
   1,513,990  Robinson & Company Ltd. ...........................      5,508,564
  11,465,650  Singapore Press Holdings Ltd. .....................     29,650,165
   6,292,000  United Overseas Bank Ltd. .........................     55,246,091
     629,200  United Overseas Land Ltd. .........................        949,779
                                                                  --------------
                                                                     210,113,077
                                                                  --------------
              SOUTH KOREA--1.4%
      23,260  Daehan City Gas Company Ltd. ......................        639,688
      93,346  Dong Ah Tire & Rubber Company Ltd. ................        567,916
   1,706,610  Korea Electric Power Corporation ..................     63,817,439
      23,200  Sam Young Electronics Company Ltd. ................        230,657
      36,890  Samchully Company Ltd. ............................      4,361,038
     294,325  Tae Young Corporation .............................     20,672,775
   3,018,315  Youngone Corporation ..............................     13,138,038
                                                                  --------------
                                                                     103,427,551
                                                                  --------------
              SPAIN--1.4%
   2,277,000  Altadis SA ........................................    102,921,324
                                                                  --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       3

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCKS
              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares ........................ $      995,150
                                                                  --------------
              SWITZERLAND--12.2%
      45,377  AFG Arbonia-Foster Holding AG, Bearer .............     11,947,205
   2,021,000  Compagnie Financiere Richemont AG .................     87,712,887
       5,842  Daetwyler Holding AG, Bearer ......................     18,617,095
      92,315  Edipresse SA, Bearer ..............................     37,683,880
     125,635  Forbo Holding AG ..................................     27,167,931
      18,699  Gurit-Heberlein AG, Bearer ........................     18,444,326
       2,175  Helvetia Patria Holding, Registered ...............        458,781
      29,327  Loeb Holding AG ...................................      5,251,468
     875,160  Nestle SA, Registered .............................    260,964,285
           8  Neue Zuercher Zeitung .............................        450,700
   2,321,385  Novartis AG, Registered ...........................    121,621,939
      45,425  Phoenix Mecano AG .................................     11,718,578
     179,979  PubliGroupe SA, Registered ........................     48,956,692
     186,423  Siegfried Holding AG ..............................     23,268,397
     270,150  SIG Holding AG, Registered ........................     58,828,522
     100,000  Sika AG, Bearer ...................................     82,704,200
     374,960  Syngenta AG .......................................     46,516,150
     473,990  Tamedia AG ........................................     45,494,696
                                                                  --------------
                                                                     907,807,732
                                                                  --------------
              UNITED KINGDOM--7.9%
   3,249,131  AGA Foodservice Group PLC .........................     18,058,473
  10,123,807  Barclays PLC ......................................    106,191,337
   7,942,980  BBA Group PLC .....................................     44,794,311
   3,979,658  Carclo PLC ........................................      4,372,499
  11,378,577  Clinton Cards PLC .................................     12,941,299
   7,961,458  Diageo PLC ........................................    115,150,688
   3,102,000  Elementis PLC .....................................      3,954,051
   3,062,500  Ennstone PLC ......................................      2,089,860
     960,125  GlaxoSmithKline PLC ...............................     24,213,278
     593,139  GlaxoSmithKline PLC, Sponsored ADR ................     29,941,657
  19,501,939  Group 4 Securicor PLC .............................     54,896,380
     923,006  Headlam Group PLC .................................      6,845,297
     584,000  Partridge Fine Art PLC ............................        436,120
     779,500  Raven Mount PLC ...................................        996,957
  10,148,287  Trinity Mirror PLC ................................     99,827,773
   4,840,572  TT Electronics PLC ................................     12,215,691
   5,025,000  Unilever PLC ......................................     49,732,398
                                                                  --------------
                                                                     586,658,069
                                                                  --------------
              UNITED STATES--5.9%
     313,000  American Express Company ..........................     16,106,980
   2,360,922  American International Group, Inc. ................    161,085,708
      75,700  American National Insurance Company ...............      8,856,143
   6,728,996  Hollinger International Inc., Class A .............     60,291,804


                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       4

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------
              COMMON STOCKS
              UNITED STATES--(CONTINUED)
     580,100  MBIA Inc. ......................................... $   34,898,816
   3,686,000  Pfizer Inc. .......................................     85,957,520
     160,000  PNC Financial Services Group Inc. .................      9,892,800
     692,000  Popular Inc. ......................................     14,635,800
     409,000  Torchmark Corporation .............................     22,740,400
     350,000  Transatlantic Holdings Inc. .......................     23,520,000
                                                                  --------------
                                                                     437,985,971
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $3,279,044,197) .............................  5,753,737,856
                                                                  --------------

              PREFERRED STOCKS--1.9%
       1,513  Adris Grupa d.d. ..................................        785,440
     104,581  KSB AG, Vorzugsakt ................................     16,924,807
   2,005,567  ProSieben Sat. 1 Media AG .........................     38,678,691
   1,718,250  Villeroy & Boch AG ................................     23,996,886
   1,599,000  Volkswagen AG .....................................     61,298,332
                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $96,071,612) ................................    141,684,156
                                                                  --------------


     FACE
    VALUE
   -------
              U.S. TREASURY BILLS--0.2%
$ 12,000,000  4.275% ** due 5/25/06 .............................     11,806,956
   5,500,000  3.806% ** due 2/23/06 .............................      5,472,202
                                                                  --------------

              TOTAL U.S. TREASURY BILLS
              (COST $17,271,922) ................................     17,279,158
                                                                  --------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       5

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
  FACE                                                                 VALUE
  VALUE                                                               (NOTE 1)
 --------                                                             --------

               REPURCHASE AGREEMENT--17.6%
               (COST $1,305,861,000)
$1,305,861,000 Agreement with UBS Warburg LLC, 3.450% dated
               12/30/05, to be repurchased at $1,306,361,580
               on 1/3/06, collateralized by $1,361,409,000 U.S.
               Treasury Bonds, 4.625%, 3.000% and 3.625% due
               5/15/06, 2/15/08 and 5/15/13, respectively
               (market value $1,331,980,306) ................... $1,305,861,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,698,248,731*) ................  97.2%  7,218,562,170
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) .......................................   2.8     212,052,328
OTHER ASSETS AND LIABILITIES (NET) ......................  (0.0)     (1,639,417)
                                                          -----  --------------
NET ASSETS .............................................. 100.0% $7,428,975,081
                                                          =====  ==============

---------------
  *      AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **      RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +      NON-INCOME PRODUCING SECURITY.
 ++      AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
ADR      -- AMERICAN DEPOSITORY RECEIPT
CVA      --CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       6

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
December 31, 2005 (Unaudited)

                                                   PERCENTAGE OF  MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS     (NOTE 1)
----------------------                             -------------  ------------

COMMON STOCKS:
Food and Beverages ..................................   14.2%   $ 1,051,605,317
Printing and Publishing .............................   11.3       842,705,777
Banking .............................................    8.1       592,807,936
Pharmaceuticals .....................................    7.0       516,560,308
Machinery ...........................................    5.9       441,670,957
Insurance ...........................................    5.4       404,491,917
Manufacturing .......................................    3.6       269,252,143
Holdings ............................................    3.3       242,211,696
Financial Services ..................................    3.1       226,856,315
Chemicals ...........................................    2.6       183,324,973
Miscellaneous .......................................    2.3       170,239,433
Autos ...............................................    2.2       163,264,951
Tobacco .............................................    1.4       104,996,666
Building Materials ..................................    1.1        85,308,294
Commercial Services .................................    1.1        84,634,783
Engineering and Construction ........................    1.1        72,761,736
Retail ..............................................    0.9        67,585,579
Airport Develop/maint ...............................    0.5        40,700,814
Diversified Operations ..............................    0.4        33,193,513
Construction Materials ..............................    0.4        27,167,931
Electronics .........................................    0.3        23,934,269
Transportation ......................................    0.3        23,094,443
Wholesale ...........................................    0.3        22,787,993
Paper Products ......................................    0.2        16,900,699
Textiles ............................................    0.2        15,669,345
Real Estate .........................................    0.1         9,778,856
Medical Research and Supplies .......................    0.1         9,469,330
Utilities ...........................................    0.1         5,000,726
Other ...............................................    0.0++       3,087,721
Mining and Metal Fabrication ........................    0.0++       2,673,435
                                                       -----    --------------
TOTAL COMMON STOCKS .................................   77.5     5,753,737,856
                                                       -----    --------------
PREFERRED STOCKS ....................................    1.9       141,684,156
U.S. TREASURY BILLS .................................    0.2        17,279,158
REPURCHASE AGREEMENT ................................   17.6     1,305,861,000
UNREALIZED APPRECIATION ON FORWARD CONTRACTS ........    2.8       212,052,328
OTHER ASSETS AND LIABILITIES (NET) ..................   (0.0)++     (1,639,417)
                                                       -----    --------------
NET ASSETS ..........................................  100.0%   $7,428,975,081
                                                       =====    ==============

----------------------
++  AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

                         SEE NOTES TO PORTFOLIO HOLDINGS
                                       7

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)


                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXCHANGE CONTRACTS TO BUY
          6,000,000        Great Britain Pound Sterling ......   1/6/06        $ 10,300,101
         80,000,000        Hong Kong Dollar ..................  3/15/06          10,323,680
         10,500,000        New Zealand Dollar ................   2/9/06           7,124,792
          7,350,000        New Zealand Dollar ................  2/22/06           4,982,462
         10,500,000        New Zealand Dollar ................  7/13/06           7,043,227
                                                                               ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $40,395,927) ................................                 $ 39,774,262
                                                                               ------------
FORWARD EXCHANGE CONTRACTS TO SELL
          7,500,000        Canadian Dollar ...................   1/6/06          (6,421,786)
          9,000,000        Canadian Dollar ...................  2/22/06          (7,716,633)
          8,000,000        Canadian Dollar ...................  3/21/06          (6,864,437)
          2,500,000        Canadian Dollar ...................  3/27/06          (2,145,501)
          3,000,000        Canadian Dollar ...................  4/13/06          (2,575,584)
          7,000,000        Canadian Dollar ...................  4/24/06          (6,011,099)
          4,500,000        Canadian Dollar ...................   5/8/06          (3,865,426)
          7,000,000        Canadian Dollar ...................  5/15/06          (6,013,778)
         11,000,000        Canadian Dollar ...................  5/25/06          (9,452,228)
         15,000,000        Canadian Dollar ...................  6/23/06         (12,897,395)
          5,000,000        Canadian Dollar ...................  7/20/06          (4,301,101)
          4,000,000        Canadian Dollar ...................  7/27/06          (3,441,264)
          3,500,000        Canadian Dollar ................... 10/12/06          (3,014,801)
          3,000,000        Canadian Dollar ................... 10/17/06          (2,584,321)
         11,000,000        Canadian Dollar ...................  11/9/06          (9,479,318)
         12,000,000        Canadian Dollar ................... 11/22/06         (10,343,218)
         42,000,000        Czech Koruna ...................... 11/22/06          (1,741,188)
         13,000,000        Danish Krone ......................  3/21/06          (2,065,016)
         17,500,000        Danish Krone ......................  4/12/06          (2,783,231)
         26,000,000        Danish Krone ......................   5/4/06          (4,140,116)
         48,000,000        Danish Krone ......................   5/8/06          (7,644,981)
         83,000,000        Danish Krone ......................  5/23/06         (13,230,420)
         42,000,000        Danish Krone ......................  6/23/06          (6,706,420)
         45,000,000        Danish Krone ......................  7/27/06          (7,197,898)
         30,000,000        Danish Krone ......................  8/21/06          (4,804,623)
         41,000,000        Danish Krone ......................  11/9/06          (6,592,808)
         35,000,000        European Union Euro ...............   1/6/06         (41,300,664)
         56,500,000        European Union Euro ...............  1/17/06         (66,712,637)
        116,000,000        European Union Euro ...............  4/24/06        (137,715,700)
         15,000,000        European Union Euro ...............   5/4/06         (17,818,134)
         65,000,000        European Union Euro ...............   5/8/06         (77,229,381)
         30,000,000        European Union Euro ...............  5/12/06         (35,652,395)
         37,000,000        European Union Euro ...............  5/15/06         (43,978,750)
         41,500,000        European Union Euro ...............  5/23/06         (49,349,854)
         32,000,000        European Union Euro ...............  5/25/06         (38,057,208)
         75,000,000        European Union Euro ...............   6/1/06         (89,231,941)
         24,000,000        European Union Euro ...............   6/6/06         (28,562,309)
        125,000,000        European Union Euro ...............  6/12/06        (148,812,606)
         56,000,000        European Union Euro ...............   7/6/06         (66,756,311)
         73,000,000        European Union Euro ...............   7/7/06         (87,026,132)
         36,000,000        European Union Euro ...............  7/13/06         (42,930,354)

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       8

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)



                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXCHANGE CONTRACTS TO SELL
         13,000,000        European Union Euro ...............  7/17/06      $  (15,505,845)
         15,000,000        European Union Euro ...............  7/19/06         (17,893,217)
         32,000,000        European Union Euro ...............  7/20/06         (38,174,177)
         13,000,000        European Union Euro ...............  7/27/06         (15,513,895)
         10,000,000        European Union Euro ...............   8/1/06         (11,936,864)
         50,000,000        European Union Euro ...............   8/4/06         (59,693,617)
        100,000,000        European Union Euro ...............  8/10/06        (119,424,446)
         30,000,000        European Union Euro ...............  8/21/06         (35,847,819)
         25,000,000        European Union Euro ...............   9/1/06         (29,890,273)
         60,000,000        European Union Euro ...............   9/8/06         (71,762,781)
         63,000,000        European Union Euro ...............  9/15/06         (75,378,373)
        120,000,000        European Union Euro ...............  9/22/06        (143,630,181)
         32,000,000        European Union Euro ...............  9/29/06         (38,315,374)
         60,000,000        European Union Euro ...............  10/5/06         (71,863,887)
         32,000,000        European Union Euro ............... 10/12/06         (38,341,454)
         35,000,000        European Union Euro ............... 10/16/06         (41,944,750)
         12,000,000        European Union Euro ............... 10/17/06         (14,381,810)
         18,000,000        European Union Euro ...............  11/9/06         (21,598,733)
         48,000,000        European Union Euro ............... 11/22/06         (57,635,912)
         70,000,000        European Union Euro ............... 11/28/06         (84,078,842)
         65,000,000        European Union Euro ...............  12/4/06         (78,097,807)
         53,000,000        European Union Euro ............... 12/18/06         (63,726,594)
          6,000,000        Great Britain Pound Sterling ......   1/6/06         (10,300,101)
          7,000,000        Great Britain Pound Sterling ......   2/9/06         (12,015,632)
          6,700,000        Great Britain Pound Sterling ......  3/21/06         (11,501,833)
          3,000,000        Great Britain Pound Sterling ......  3/27/06          (5,150,199)
         36,500,000        Great Britain Pound Sterling ......  4/13/06         (62,670,423)
          7,500,000        Great Britain Pound Sterling ......  4/18/06         (12,878,141)
         10,000,000        Great Britain Pound Sterling ......  4/24/06         (17,171,904)
          6,000,000        Great Britain Pound Sterling ......   5/4/06         (10,304,192)
          1,300,000        Great Britain Pound Sterling ......   5/8/06          (2,232,666)
          4,000,000        Great Britain Pound Sterling ......  5/12/06          (6,870,022)
         11,500,000        Great Britain Pound Sterling ......  5/23/06         (19,753,526)
         11,000,000        Great Britain Pound Sterling ......  5/25/06         (18,895,062)
         15,000,000        Great Britain Pound Sterling ......  6/12/06         (25,770,739)
          6,000,000        Great Britain Pound Sterling ......  6/19/06         (10,309,035)
          6,000,000        Great Britain Pound Sterling ......  6/21/06         (10,309,246)
         18,000,000        Great Britain Pound Sterling ......  6/23/06         (30,928,372)
          8,500,000        Great Britain Pound Sterling ......  7/17/06         (14,609,529)
          5,000,000        Great Britain Pound Sterling ......  8/10/06          (8,596,601)
          7,000,000        Great Britain Pound Sterling ......  8/21/06         (12,037,012)
         20,000,000        Great Britain Pound Sterling ......   9/8/06         (34,399,742)
         15,000,000        Great Britain Pound Sterling ......  9/22/06         (25,804,637)
          9,500,000        Great Britain Pound Sterling ...... 10/12/06         (16,347,306)
          6,000,000        Great Britain Pound Sterling ...... 10/16/06         (10,325,167)
          5,500,000        Great Britain Pound Sterling ......  11/9/06          (9,467,772)
          7,000,000        Great Britain Pound Sterling ...... 11/22/06         (12,051,985)
        156,000,000        Hong Kong Dollar ..................  3/15/06         (20,131,177)
         43,000,000        Hong Kong Dollar ..................  4/18/06          (5,550,632)
         10,000,000        Hong Kong Dollar ..................  5/12/06          (1,291,105)

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       9

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)


                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXCHANGE CONTRACTS TO SELL
        160,000,000        Hong Kong Dollar ..................  5/15/06        $(20,658,196)
        110,000,000        Hong Kong Dollar ..................  6/12/06         (14,205,848)
         18,000,000        Hong Kong Dollar ..................   7/7/06          (2,325,141)
        215,000,000        Hong Kong Dollar ..................  7/17/06         (27,775,649)
        101,000,000        Hong Kong Dollar ..................  7/19/06         (13,048,390)
        120,000,000        Hong Kong Dollar ..................  7/27/06         (15,504,434)
         50,000,000        Hong Kong Dollar ..................  8/10/06          (6,461,200)
        135,000,000        Hong Kong Dollar ..................  8/21/06         (17,447,403)
         75,000,000        Hong Kong Dollar ..................  9/22/06          (9,696,498)
         50,000,000        Hong Kong Dollar ..................  10/5/06          (6,465,280)
         87,000,000        Hong Kong Dollar .................. 10/17/06         (11,251,109)
        900,000,000        Japanese Yen ......................  1/17/06          (7,642,838)
      2,300,000,000        Japanese Yen ......................  3/15/06         (19,668,101)
      2,000,000,000        Japanese Yen ......................  3/27/06         (17,128,784)
      1,600,000,000        Japanese Yen ......................  4/24/06         (13,752,964)
      2,300,000,000        Japanese Yen ......................   5/8/06         (19,806,061)
      2,000,000,000        Japanese Yen ......................  5/12/06         (17,231,670)
      4,500,000,000        Japanese Yen ......................  5/15/06         (38,786,474)
      4,500,000,000        Japanese Yen ......................  5/18/06         (38,801,702)
        900,000,000        Japanese Yen ......................   6/1/06          (7,774,585)
      2,600,000,000        Japanese Yen ......................   6/6/06         (22,474,646)
      1,250,000,000        Japanese Yen ......................  6/21/06         (10,826,425)
      2,500,000,000        Japanese Yen ......................  7/18/06         (21,728,716)
        900,000,000        Japanese Yen ......................  7/20/06          (7,824,357)
      7,800,000,000        Japanese Yen ......................   8/4/06         (67,942,612)
        550,000,000        Japanese Yen ......................  8/10/06          (4,794,545)
      2,000,000,000        Japanese Yen ......................  8/21/06         (17,459,561)
      1,000,000,000        Japanese Yen ......................   9/8/06          (8,750,191)
      1,270,000,000        Japanese Yen ......................  9/15/06         (11,122,855)
      1,500,000,000        Japanese Yen ......................  9/29/06         (13,161,185)
      1,850,000,000        Japanese Yen ...................... 10/12/06         (16,259,659)
      3,000,000,000        Japanese Yen ...................... 12/18/06         (26,599,527)
        190,000,000        Mexican Peso ......................   1/6/06         (17,844,981)
        170,000,000        Mexican Peso ......................   3/1/06         (15,872,423)
        350,000,000        Mexican Peso ......................  3/27/06         (32,599,381)
        115,000,000        Mexican Peso ......................   5/8/06         (10,668,093)
        115,000,000        Mexican Peso ......................  5/12/06         (10,663,993)
         90,000,000        Mexican Peso ......................  6/21/06          (8,313,783)
         75,000,000        Mexican Peso ......................   9/8/06          (6,874,963)
         90,000,000        Mexican Peso ......................  9/15/06          (8,244,335)
         18,000,000        Mexican Peso ...................... 12/18/06          (1,633,918)
         10,500,000        New Zealand Dollar ................   2/9/06          (7,124,792)
          7,350,000        New Zealand Dollar ................  2/22/06          (4,982,462)
         10,500,000        New Zealand Dollar ................  7/13/06          (7,043,227)
         12,500,000        Norwegian Krone ...................  5/15/06          (1,860,181)
        170,000,000        Norwegian Krone ...................   6/1/06         (25,322,489)
        115,000,000        Norwegian Krone ...................  7/13/06         (17,167,199)
         65,000,000        Norwegian Krone ...................   9/8/06          (9,727,775)
         42,000,000        Norwegian Krone ...................  9/29/06          (6,291,510)
         34,500,000        Norwegian Krone ................... 10/17/06          (5,172,168)

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       10

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)


                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXNGE CONTRACTS TO SELL
         21,000,000        Singapore Dollar ..................   1/6/06        $(12,632,150)
         22,000,000        Singapore Dollar ..................  1/17/06         (13,238,385)
         35,000,000        Singapore Dollar ..................  1/25/06         (21,066,513)
          7,000,000        Singapore Dollar ..................   3/1/06          (4,218,308)
         13,000,000        Singapore Dollar ..................   6/6/06          (7,868,061)
         11,000,000        Singapore Dollar ..................  6/23/06          (6,662,889)
         43,000,000        Singapore Dollar ..................  7/13/06         (26,071,327)
         11,500,000        Singapore Dollar ..................  7/17/06          (6,973,949)
         13,000,000        Singapore Dollar ..................  7/19/06          (7,884,378)
         25,000,000        Singapore Dollar ..................  7/27/06         (15,168,293)
         15,000,000        Singapore Dollar ..................  8/10/06          (9,107,312)
         30,000,000        Singapore Dollar ..................   9/8/06         (18,240,928)
         10,000,000        Singapore Dollar ..................  9/22/06          (6,084,551)
          5,000,000        Singapore Dollar ..................  9/26/06          (3,042,882)
          8,000,000        Singapore Dollar ..................  10/5/06          (4,870,799)
         27,000,000        Singapore Dollar .................. 11/13/06         (16,471,017)
      9,000,000,000        South Korean Won ..................   1/6/06          (8,904,015)
      1,850,000,000        South Korean Won ..................  4/13/06          (1,832,272)
     10,000,000,000        South Korean Won ..................  6/19/06          (9,910,017)
     22,000,000,000        South Korean Won ..................   8/1/06         (21,810,095)
     20,000,000,000        South Korean Won ..................  8/17/06         (19,830,067)
     10,250,000,000        South Korean Won ..................  9/26/06         (10,166,382)
     11,200,000,000        South Korean Won .................. 10/12/06         (11,110,150)
     15,330,000,000        South Korean Won .................. 12/18/06         (15,215,725)
         40,000,000        Swedish Krona .....................   5/4/06          (5,070,999)
         39,000,000        Swiss Franc .......................  1/17/06         (29,647,491)
         16,000,000        Swiss Franc .......................  3/15/06         (12,229,139)
          2,850,000        Swiss Franc .......................  4/12/06          (2,184,129)
         11,000,000        Swiss Franc .......................  4/13/06          (8,430,791)
         60,000,000        Swiss Franc .......................  4/26/06         (46,044,257)
         27,500,000        Swiss Franc .......................   5/4/06         (21,120,046)
         10,000,000        Swiss Franc .......................   5/8/06          (7,683,007)
         15,000,000        Swiss Franc .......................  5/12/06         (11,529,000)
         30,000,000        Swiss Franc .......................  5/15/06         (23,064,738)
         12,000,000        Swiss Franc .......................  5/23/06          (9,233,090)
         30,000,000        Swiss Franc .......................  6/12/06         (23,127,843)
         25,000,000        Swiss Franc .......................  6/21/06         (19,290,174)
         16,000,000        Swiss Franc .......................  6/23/06         (12,348,128)
         20,000,000        Swiss Franc .......................   7/7/06         (15,455,076)
         16,500,000        Swiss Franc .......................  7/13/06         (12,757,252)
         20,500,000        Swiss Franc .......................  7/17/06         (15,855,568)
         10,000,000        Swiss Franc .......................  7/19/06          (7,735,802)
         37,000,000        Swiss Franc .......................  7/20/06         (28,625,018)
         20,000,000        Swiss Franc .......................  7/27/06         (15,482,642)
         20,000,000        Swiss Franc .......................   8/2/06         (15,490,931)
         25,000,000        Swiss Franc .......................  8/10/06         (19,377,496)
         20,000,000        Swiss Franc .......................  8/21/06         (15,517,238)
         32,500,000        Swiss Franc .......................   9/8/06         (25,256,144)
         72,000,000        Swiss Franc .......................  9/15/06         (55,987,158)
         26,000,000        Swiss Franc .......................  9/26/06         (20,237,526)

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       11

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)


                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXNGE CONTRACTS TO SELL
         17,000,000        Swiss Franc .......................  9/29/06    $   (13,235,795)
         18,000,000        Swiss Franc .......................  10/5/06        (14,021,931)
         20,000,000        Swiss Franc ....................... 10/12/06        (15,589,733)
         15,000,000        Swiss Franc ....................... 10/16/06        (11,696,508)
         11,000,000        Swiss Franc .......................  11/9/06         (8,596,004)
         32,000,000        Swiss Franc ....................... 11/28/06        (25,049,477)
          8,500,000        Swiss Franc .......................  12/4/06         (6,657,375)
         25,000,000        Swiss Franc ....................... 12/18/06        (19,605,324)
                                                                           ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,543,550,943) .............................             $(4,330,876,950)
                                                                           ===============

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       12

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2005 (UNAUDITED)

1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the

--------------------------------------------------------------------------------
                                       13

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2005 (UNAUDITED)

repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward

--------------------------------------------------------------------------------
                                       14

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2005 (UNAUDITED)

exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2005, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $2,579,595,687 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $59,282,248.

--------------------------------------------------------------------------------
                                       15

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCK - DOMESTIC--70.1%
              AUTOMOTIVE PARTS--1.0%
     166,585  Dollar Thrifty Automotive Group Inc. + .............  $  6,008,721
                                                                    ------------
              BANKING--12.5%
     213,245  Bank of America Corporation ........................     9,841,257
      40,000  Comerica Inc. ......................................     2,270,400
     429,020  PNC Financial Services Group Inc. ..................    26,526,307
     503,000  Popular Inc. .......................................    10,638,450
     360,000  Wells Fargo & Company ..............................    22,618,800
                                                                    ------------
                                                                      71,895,214
                                                                    ------------
              BASIC INDUSTRIES--2.2%
     234,875  Gorman-Rupp Company ................................     5,193,086
     185,088  Rayonier Inc., REIT ................................     7,375,757
       9,737  Tecumseh Products Company, Class B .................       194,253
                                                                    ------------
                                                                      12,763,096
                                                                    ------------
              BROADCAST, RADIO AND TV--3.5%
     776,060  Comcast Corporation, Special Class A + .............    19,936,982
                                                                    ------------
              CHEMICALS--0.2%
      52,500  Stepan Company .....................................     1,411,725
                                                                    ------------
              COMPUTER SERVICES--0.6%
     153,974  Electronic Data Systems Corporation ................     3,701,535
                                                                    ------------
              CONSUMER SERVICES--2.7%
     561,578  ProQuest Company + .................................    15,673,642
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES--17.0%
     618,611  American Express Company ...........................    31,833,722
     705,500  Federated Investors Inc., Class B ..................    26,131,720
     298,515  Freddie Mac ........................................    19,507,955
     337,343  MBIA Inc. ..........................................    20,294,555
                                                                    ------------
                                                                      97,767,952
                                                                    ------------
              FOOD AND BEVERAGES--0.1%
      15,200  Anheuser-Busch Companies, Inc. .....................       652,992
                                                                    ------------
              HEALTH CARE--0.9%
      46,467  Corvel Corporation + ...............................       882,408
      69,124  Johnson & Johnson ..................................     4,154,353
                                                                    ------------
                                                                       5,036,761
                                                                    ------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       16

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------

              COMMON STOCK - DOMESTIC
              INSURANCE--23.3%
     291,800  21st Century Insurance Group Inc. ..................  $  4,721,324
     293,361  American International Group, Inc. .................    20,016,021
     165,125  American National Insurance Company ................    19,317,974
     509,850  Great American Financial Resources Inc. ............    10,115,424
      16,520  Kansas City Life Insurance Company .................       827,321
     178,500  Leucadia National Corporation ......................     8,471,610
      21,600  Merchants Group Inc. ...............................       651,240
      86,359  National Western Life Insurance Company, Class A + .    17,868,541
     379,776  Torchmark Corporation ..............................    21,115,546
     464,287  Transatlantic Holdings Inc. ........................    31,200,086
                                                                    ------------
                                                                     134,305,087
                                                                    ------------
              MEDIA--0.9%
     174,005  Tribune Company ....................................     5,265,391
                                                                    ------------
              PHARMACEUTICALS--2.4%
     588,510  Pfizer Inc. ........................................    13,724,053
                                                                    ------------
              PRINTING AND PUBLISHING--1.4%
     895,545  Hollinger International Inc., Class A ..............     8,024,083
                                                                    ------------
              REAL ESTATE--0.3%
      55,225  Ramco-Gershenson Properties Trust, REIT ............     1,471,746
                                                                    ------------
              RETAIL--0.6%
     105,970  UniFirst Corporation ...............................     3,295,667
                                                                    ------------
              TELECOMMUNICATIONS--0.5%
      93,600  Commonwealth Telephone Enterprises Inc. ............     3,160,872
                                                                    ------------

              TOTAL COMMON STOCK - DOMESTIC
              (COST $213,001,684) ................................   404,095,519
                                                                    ------------

              COMMON STOCK - FOREIGN--19.2%
              FRANCE--1.7%
     220,000  Sanofi-Aventis, ADR ................................     9,658,000
                                                                    ------------
              ITALY--0.4%
     369,300  Natuzzi SPA, Sponsored ADR .........................     2,585,100
                                                                    ------------
              JAPAN--0.1%
      35,300  Shikoku Coca-Cola Bottling Company Ltd. ............       453,101
                                                                    ------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       17

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 1)
 --------                                                             --------
              COMMON STOCK - FOREIGN
              NETHERLANDS--7.3%
     644,000  ABN AMRO Holding NV, Sponsored ADR .................  $ 16,834,160
     608,000  Heineken Holding NV ................................    17,800,090
     107,857  Unilever NV, ADR ...................................     7,404,383
                                                                    ------------
                                                                      42,038,633
                                                                    ------------
              SWITZERLAND--4.4%
     337,400  Nestle SA, Registered, Sponsored ADR ...............    25,152,360
                                                                    ------------
              UNITED KINGDOM--5.3%
     276,000  Diageo PLC, Sponsored ADR ..........................    16,090,800
     364,000  Unilever PLC, Sponsored ADR ........................    14,603,680
                                                                    ------------
                                                                      30,694,480
                                                                    ------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $69,893,227) .................................   110,581,674
                                                                    ------------

        FACE
        VALUE
      ---------

              U.S. TREASURY BILL--0.3%(COST $1,475,564)
$  1,500,000  4.275% ** due 5/25/06 ..............................     1,475,869
                                                                    ------------

                        SEE NOTES TO PORTFOLIO HOLDINGS
                                       18

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                                       MARKET
  FACE                                                                  VALUE
  VALUE                                                               (NOTE 1)
 --------                                                             --------

              REPURCHASE AGREEMENT--9.3%
              (COST $53,830,000)
$ 53,830,000  Agreement with UBS Warburg LLC, 3.450% dated
              12/30/05 to be repurchased at  $53,850,635 on
              1/3/06, collateralized by $54,376,000 U.S.
              Treasury Notes, 3.875% and 6.125% due 5/15/09,
              8/15/29, respectively (market value $54,907,500) ...  $ 53,830,000
                                                                    ------------
TOTAL INVESTMENTS (COST $338,200,475*) ..............    98.9%       569,983,062
UNREALIZED APPRECIATION ON FORWARD
  CONTRACTS (NET) ...................................     0.7          4,005,372
OTHER ASSETS AND LIABILITIES (NET) ..................     0.4          2,545,601
                                                       ------       ------------
NET ASSETS ..........................................   100.0%      $576,534,035
                                                       ======       ============

--------------------
  *     AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **     RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +     NON-INCOME PRODUCING SECURITY.
ADR     -AMERICAN DEPOSITORY RECEIPT.
REIT    -REAL ESTATE INVESTMENT TRUST.

                         SEE NOTES TO PORTFOLIO HOLDINGS
                                       19

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2005 (Unaudited)


                                                                CONTRACT            MARKET
                                                                 VALUE               VALUE
      CONTRACTS                                                   DATE             (NOTE 1)
      ---------                                                 --------           -------
FORWARD EXCHANGE CONTRACTS TO BUY
           1,000,000       Great Britain Pound Sterling .....   1/6/06         $  1,716,683
             175,000       Great Britain Pound Sterling .....   4/7/06              300,456
         280,000,000       Japanese Yen .....................   8/4/06            2,438,966
                                                                               ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $4,653,988) ................................                  $  4,456,105
                                                                               ============
FORWARD EXCHANGE CONTRACTS TO SELL
           1,500,000       European Union Euro ..............   1/6/06           (1,770,028)
           2,000,000       European Union Euro ..............  1/17/06           (2,361,509)
           3,200,000       European Union Euro ..............   7/6/06           (3,814,646)
           7,300,000       European Union Euro ..............  7/13/06           (8,705,322)
             500,000       European Union Euro ..............  7/19/06             (596,440)
           5,300,000       European Union Euro ..............  9/29/06           (6,345,983)
           3,000,000       European Union Euro .............. 11/13/06           (3,600,544)
           2,500,000       European Union Euro .............. 11/28/06           (3,002,816)
           1,000,000       Great Britain Pound Sterling .....   1/6/06           (1,716,683)
             175,000       Great Britain Pound Sterling .....   4/7/06             (300,456)
           6,250,000       Great Britain Pound Sterling .....  4/13/06          (10,731,237)
           2,500,000       Great Britain Pound Sterling .....   5/4/06           (4,293,414)
         366,000,000       Japanese Yen .....................   8/4/06           (3,188,077)
           3,100,000       Swiss Franc ......................  1/25/06           (2,358,582)
           3,700,000       Swiss Franc ......................  2/22/06           (2,822,472)
             900,000       Swiss Franc ......................   4/7/06             (689,390)
           4,000,000       Swiss Franc ......................   5/4/06           (3,072,007)
             900,000       Swiss Franc ......................  5/23/06             (692,482)
           1,250,000       Swiss Franc ......................  7/13/06             (966,458)
           1,000,000       Swiss Franc ......................  8/21/06             (775,862)
           1,800,000       Swiss Franc ......................  9/29/06           (1,401,437)
                                                                               ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $67,409,100) ...............................                  $(63,205,845)
                                                                               ============


                         SEE NOTES TO PORTFOLIO HOLDINGS
                                       20

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2005 (UNAUDITED)

1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales prices does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTs The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the

--------------------------------------------------------------------------------
                                       21

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2005 (UNAUDITED)

repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the

--------------------------------------------------------------------------------
                                       22
hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2005, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $237,839,465 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $6,056,878.


--------------------------------------------------------------------------------
                                       23

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date                       FEBRUARY 13, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              FEBRUARY 13, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date              FEBRUARY 13, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.